Parent company only condensed financial information	12 Months Ended
Dec. 31, 2018
Parent company only condensed financial information
Parent company only condensed financial information
32.	Parent company only condensed financial information

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and subsidiaries of VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only. The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2018.

Condensed balance sheets

	As of December 31,
	2017	2018
	RMB	RMB

Assets

Current assets
Cash and cash equivalents	66,662	44,056
Prepayments and other receivables	51,760	44,969
Total current assets	118,422	89,025

Non-current assets
Investments in subsidiaries, VIEs and subsidiaries of VIEs	6,429,473	6,860,452
Investment in equity investees	43,945	25,914
Intangible assets, net	1,431,226	801,347
Due from subsidiaries, VIEs and subsidiaries of VIEs	6,222,037	6,165,296
Total non-current assets	14,126,681	13,853,009

Total assets	14,245,103	13,942,034

Liabilities

Current liabilities
Accruals and other payables	73,807	57,874
Total current liabilities	73,807	57,874

Non-current liabilities
Due to subsidiaries, VIEs and subsidiaries of VIEs	2,134,755	1,979,140
Convertible debt	707,854	774,703
Total non-current liabilities	2,842,609	2,753,843

Total liabilities	2,916,416	2,811,717

Shareholders’ Equity
Ordinary shares (US$0.00004 par value; 1,250,000,000 shares authorized as of December 31, 2017 and 2018, respectively; 72,739,966 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	19	19
Additional paid-in capital	12,220,493	12,782,826
Treasury shares	(20,411)	(333,985)
Statutory reserve	153,538	204,583
Accumulated other comprehensive income	468,257	601,423
Accumulated deficit	(1,493,209)	(2,124,549)
Total shareholders’ equity	11,328,687	11,130,317

Total liabilities and shareholders’ equity	14,245,103	13,942,034

Condensed statements of comprehensive loss

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Selling and administrative expenses	(689,656)	(910,515)	(854,104)
Other gains	5	38,948	400
Loss from operations	(689,651)	(871,567)	(853,704)

Interest income	1,209	1,592	10
Interest expense	(21,407)	(77,158)	(46,767)
Share of results of equity investees	(24,354)	(52,055)	(40,502)
Equity in profit/(loss) of subsidiaries, VIEs and subsidiaries of VIEs	192,858	(611,926)	332,611
Loss before tax	(541,345)	(1,611,114)	(608,352)

Net loss	(541,345)	(1,611,114)	(608,352)

Other comprehensive income/(loss)

Foreign currency exchange gains/(losses), net of tax of nil	459,227	(274,045)	133,166

Total comprehensive loss, net of tax	(82,118)	(1,885,159)	(475,186)

Condensed statements of cash flows

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Net cash (used in)/provided by operating activities	(9,711)	104,295	110,517
Net cash (used in)/provided by investing activities	(3,195,265)	(238,475)	92,800
Net cash provided by/(used in) financing activities	2,198,272	354,821	(296,719)

Effect of exchange rate changes on cash and cash equivalents	148,031	(307,999)	70,796

Decrease in cash and cash equivalents	(858,673)	(87,358)	(22,606)
Cash and cash equivalents at beginning of the year	1,012,693	154,020	66,662

Cash and cash equivalents at end of the year	154,020	66,662	44,056

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and subsidiaries of VIEs.

For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC 323 “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “investment in subsidiaries, VIEs and subsidiaries of VIEs” and shares in the subsidiaries, VIEs and subsidiaries of VIEs’ profit are presented as “equity in profit of subsidiaries, VIEs and subsidiaries of VIEs” on the condensed statements of comprehensive income/(loss). The cash flows used in the investing activities are primarily associated with the loans to the subsidiaries, VIEs and subsidiaries of VIEs. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.